Commitments and Contingencies - Future Payments for Commitments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Feb. 28, 2023	Feb. 15, 2023	Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 24,667			$ 21,081
Product Purchases	617			9,358
Real estate	898			856
Obligation to fund equity-accounted affiliate	513			623
Other long term committments	2,101			1,080
Total Commitments	$ 28,796			32,998
Transportation commitments subject to regulatory approval or approved but not yet in service term	20 years
Contractual commitments	$ 28,796			32,998
Outstanding letters of credit	364			490
Transportation commitment			$ 587
BP-Husky Refining LLC
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Payments		$ 538
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Commitments	2,100			2,200
Contractual commitments	2,100			2,200
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation commitments	13,000			9,100
1 Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,018			1,747
Product Purchases	617			1,626
Real estate	57			48
Obligation to fund equity-accounted affiliate	94			92
Other long term committments	417			381
Total Commitments	3,203			3,894
Contractual commitments	3,203			3,894
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,927			2,011
Product Purchases	0			1,509
Real estate	57			50
Obligation to fund equity-accounted affiliate	94			105
Other long term committments	194			90
Total Commitments	2,272			3,765
Contractual commitments	2,272			3,765
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,680			1,542
Product Purchases	0			922
Real estate	59			50
Obligation to fund equity-accounted affiliate	94			96
Other long term committments	184			75
Total Commitments	2,017			2,685
Contractual commitments	2,017			2,685
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,663			1,416
Product Purchases	0			922
Real estate	63			50
Obligation to fund equity-accounted affiliate	89			96
Other long term committments	175			74
Total Commitments	1,990			2,558
Contractual commitments	1,990			2,558
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,641			1,360
Product Purchases	0			922
Real estate	58			54
Obligation to fund equity-accounted affiliate	52			91
Other long term committments	166			65
Total Commitments	1,917			2,492
Contractual commitments	1,917			2,492
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	15,738			13,005
Product Purchases	0			3,457
Real estate	604			604
Obligation to fund equity-accounted affiliate	90			143
Other long term committments	965			395
Total Commitments	17,397			17,604
Contractual commitments	$ 17,397			$ 17,604